Allowance for loan losses - Troubled debt restructuring according to their accruing status (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 85,226	$ 119,670
Commercial
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	20,533	52,190
Construction
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	6	56
Mortgages
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	42,804	41,211
Leasing
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	61	320
Consumer
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	21,822	25,893
Non Covered Loans
Troubled Debt Restructuring
Troubled debt restructurings	1,587,684	1,515,889
Non Covered Loans | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	79,926	112,999
Non Covered Loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	349,448	360,679
Non Covered Loans | Commercial | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	16,443	46,889
Non Covered Loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	119	1,788
Non Covered Loans | Construction | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	6	56
Non Covered Loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	1,139,597	1,042,470
Non Covered Loans | Mortgages | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	42,012	41,211
Non Covered Loans | Leasing
Troubled Debt Restructuring
Troubled debt restructurings	507	1,108
Non Covered Loans | Leasing | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	61	320
Non Covered Loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	98,013	109,844
Non Covered Loans | Consumer | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	21,404	24,523
Non-Accruing | Non Covered Loans
Troubled Debt Restructuring
Troubled debt restructurings	253,793	284,558
Non-Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	111,587	130,921
Non-Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	119	1,788
Non-Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	126,036	135,758
Non-Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring
Troubled debt restructurings	243	440
Non-Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	15,808	15,651
Accruing | Non Covered Loans
Troubled Debt Restructuring
Troubled debt restructurings	1,333,891	1,231,331
Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	237,861	229,758
Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	0	0
Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	1,013,561	906,712
Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring
Troubled debt restructurings	264	668
Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	$ 82,205	$ 94,193